                                                             JOHN B. TOWERS
                                                             CORPORATE COUNSEL

New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                              September 9, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  New England Variable Annuity Separate Account
        File No. 811-08828

Commissioners:

Semi-Annual Reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                        Sincerely,

                                        /s/ John B. Towers

                                        John B. Towers
                                        Corporate Counsel
                                        Metropolitan Life Insurance Company